Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of fixed assets
	As of December 31,
	2018	2017

Equipment	$1,923,817	$1,922,984
Software	2,634,466	993,534
Leasehold Improvement	435,191	392,079
Less: accumulated depreciation and amortization	(2,645,271)	(1,885,781)
Total	$2,348,203	$1,422,816